FEDERATED ASIA PACIFIC GROWTH FUND FEDERATED EMERGING MARKETS FUND FEDERATED EUROPEAN GROWTH FUND FEDERATED GLOBAL EQUITY INCOME FUND FEDERATED GLOBAL FINANCIAL SERVICES FUND FEDERATED INTERNATIONAL GROWTH FUND FEDERATED INTERNATIONAL HIGH INCOME FUND FEDERATED INTERNATIONAL SMALL COMPANY FUND FEDERATED LATIN AMERICAN GROWTH FUND FEDERATED WORLD UTILITY FUND

  CLASS A SHARES,     CLASS B SHARES, CLASS C SHARES
PORTFOLIOS OF WORLD INVESTMENT SERIES, INC.
SUPPLEMENT TO CURRENT PROSPECTUSES

     Please delete the paragraphs regarding the Funds' Portfolio Managers, under the section entitled, "The Fund's Portfolio Managers Are," from your current prospectus and replace them with the following:

FEDERATED ASIA PACIFIC GROWTH FUND

     "Alexandre de Bethmann has been a portfolio manager of the Fund since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED EMERGING MARKETS FUND

     "Christopher Matyszewski has been a portfolio manager of the Fund since July 1999. Mr. Matyszewski joined Federated in 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999. He was a Securities Trader for Brandes Investment from September 1994 through January 1996; he served as a Medical Mission Coordinator with Operation Smile International from January 1993 through March 1994. Mr. Matyszewski earned his Masters of International Management from The American Graduate School for International Management.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED EUROPEAN GROWTH FUND

     "Frank Semack has been a portfolio manager of the Fund since its inception. Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED GLOBAL EQUITY INCOME FUND

     "Richard J. Lazarchic has been a portfolio manager of the Fund since its inception. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

     Richard Winkowski was named a portfolio manager of the Fund in December 1999. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998 and was promoted to Assistant Vice President of the Fund's Adviser in July 1999. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from April 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin."

FEDERATED GLOBAL FINANCIAL SERVICES FUND

     "Mark Halperin joined the Fund's Adviser as a Senior Portfolio Manager and a Vice President in 1998 and has been a portfolio manager of the Fund since September 1998. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED INTERNATIONAL GROWTH FUND

     "Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

     Alexandre de Bethmann has been a portfolio manager of the Fund and has performed the overall allocation of the Fund's assets among the various underlying funds since October 1999. Mr. de Bethmann is also a portfolio manager of Federated Asia Pacific Growth Fund and Federated Latin American Growth Fund, underlying funds, since their inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

     Christopher Matyszewski has been a portfolio manager of Federated Emerging Markets Fund, an underlying fund, since July 1999. Mr. Matyszewski joined Federated in 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999. He was a Securities Trader for Brandes Investment from September 1994 through January 1996; he served as a Medical Mission Coordinator with Operation Smile International from January 1993 through March 1994. Mr. Matyszewski earned his Masters of International Management from The American Graduate School for International Management.

     Leonardo A. Vila has been a portfolio manager of Federated International Small Company Fund, an underlying fund, since July 1999. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999. From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. with an emphasis in quantitative research, from St. John's University.

     Frank Semack has been a portfolio manager of Federated European Growth Fund, an underlying fund, since its inception. Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr. Semack received his M.Sc. in economics from the London School of Economics."

FEDERATED INTERNATIONAL HIGH INCOME FUND

     "Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Senior Portfolio Manager and has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Robert M. Kowit has been a portfolio manager of the Fund since its inception. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED INTERNATIONAL SMALL COMPANY FUND

     "Leonardo A. Vila has been a portfolio manager of the Fund since July 1999. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999. From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. with an emphasis in quantitative research from St. John's University.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED LATIN AMERICAN GROWTH FUND

     "Alexandre de Bethmann has been a portfolio manager of the Fund since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

FEDERATED WORLD UTILITY FUND

     "Richard J. Lazarchic has been a portfolio manager of the Fund since March 1998. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

     Henry A. Frantzen is the Fund's Chief Investment Officer. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992-1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

     Richard Winkowski was named a portfolio manager of the Fund in December 1999. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998 and was promoted to Assistant Vice President of the Fund's Adviser in July 1999. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from April 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin."

                                                                 December 1,1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com


Cusip 981487507              Cusip 981487655
Cusip 981487606              Cusip 981487648
Cusip 981487705              Cusip 981487762
Cusip 981487861              Cusip 981487754
Cusip 981487853              Cusip 981487747
Cusip 981487846              Cusip 981487838
Cusip 981487804              Cusip 981487820
Cusip 981487887              Cusip 981487812
Cusip 981487879              Cusip 981487796
Cusip 981487697              Cusip 981487788
Cusip 981487689              Cusip 981487770
Cusip 981487671              Cusip 981487101
Cusip 981487663              Cusip 981487309
                             Cusip 981487408
                             Cusip 981487739
                             Cusip 981487721
                             Cusip 981487713

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